UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Greater China Opportunities Fund

Semiannual Report
4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	6-9-05	–44.41	—	—	8.85	8.35	–44.41	—	—	39.14

B	6-9-05	–44.82	—	—	8.93	8.67	–44.82	—	—	39.50

C	6-9-05	–42.47	—	—	9.52	12.77	–42.47	—	—	42.50

I1	6-9-05	–42.01	—	—	10.42	13.68	–42.01	—	—	47.11

NAV[1]	12-28-06	–40.97	—	—	–9.31	14.66	–40.97	—	—	–20.45

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.77%, Class B — 2.49%, Class C — 2.49%, Class I — 1.64% and Class NAV — 1.17%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and NAV share prospectuses.

6	Greater China Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Greater China Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI Golden Dragon Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B3	6-9-05	$14,250	$13,950	$12,648

C2,3	6-9-05	14,250	14,250	12,648

I3,4	6-9-05	14,711	14,711	12,648

NAV[3,4]	12-28-06	7,955	7,955	8,214

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of April 30, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI Golden Dragon Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following Indexes China, Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index figure as of closest month end to inception date.

4 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

Semiannual report | Greater China Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,140.50	$11.46

Class B	1,000.00	1,136.70	15.58

Class C	1,000.00	1,137.70	15.58

Class I	1,000.00	1,136.80	8.69

Class NAV	1,000.00	1,146.60	6.87

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Greater China Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,014.10	$10.79

Class B	1,000.00	$1,010.20	14.65

Class C	1,000.00	1,010.20	14.65

Class I	1,000.00	1,016.70	8.20

Class NAV	1,000.00	1,018.40	6.46

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 2.16%, 2.94%, 2.94%, 1.64% and 1.29% for Class A, Class B, Class C, Class I and Class NAV respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Greater China Opportunities Fund	9

Portfolio summary

Top 10 holdings[1]

Taiwan Semiconductor		China Petroleum and Chemical Corp.	3.5%
Manufacturing Co. Ltd.	6.0%
		CNOOC, Ltd.	2.9%
China Mobile Ltd.	5.9%
		Cheung Kong (Holdings) Ltd.	2.9%
Industrial & Commercial
Bank of China	4.9%	Fubon Financial Holding Co. Ltd.	2.9%

China Life Insurance Co. Ltd.	3.9%	China Construction Bank Corp.	2.7%

		AU Optronics Corp.	2.4%

Sector composition[2,3]

Financials	34%	Utilities	7%

Information technology	21%	Materials	5%

Energy	10%	Consumer discretionary	2%

Telecommunication services	9%	Other	4%

Industrials	8%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

Issuer	Shares	Value

Common stocks 96.46%		$98,572,927

(Cost $83,797,844)

China 33.59%		34,328,487

Air China Ltd. (Class H) (Airlines)	860,000	401,956

Anhui Conch Cement Co. Ltd. (Construction Materials)	168,000	1,113,576

Bank of China Ltd. (Diversified Banks)	6,499,000	2,409,667

China Communications Construction Co. Ltd. (Construction & Engineering)	200,000	237,724

China Communications Services Corp. Ltd. (Integrated Telecommunication
Services)	1,140,000	667,788

China Construction Bank Corp. (Diversified Banks)	4,826,000	2,792,301

China Life Insurance Co. Ltd. (Life & Health Insurance)	1,130,000	3,990,225

China Merchants Bank Co. Ltd. (Diversified Banks)	198,000	354,276

China Petroleum and Chemical Corp. (Sinopec) (Integrated Oil & Gas)	4,561,000	3,545,006

China Railway Construction Corp. (Construction & Engineering)	800,000	1,105,417

China Shenhua Energy Co. Ltd. (Coal & Consumable Fuels)	588,500	1,638,316

China Shipping Development Co. Ltd. (Marine)	450,000	512,518

China South Locomotive and Rolling Stock Corp. Ltd. (Transportation)	1,230,000	550,241

China Telecom Corp. Ltd. (Integrated Telecommunication Services)	1,030,000	507,035

Dongfeng Motor Group Co. Ltd. (Automobile Manufacturers)	2,002,000	1,492,330

Huaneng Power International, Inc. (Independent Power Producers &
Energy Traders)	1,850,000	1,260,806

Industrial & Commercial Bank of China (Diversified Banks)	8,810,000	5,034,322

Little Sheep Group Ltd. (Restaurants)	1,000,000	385,664

Maanshan Iron and Steel Co. Ltd. (Steel)	1,370,000	552,216

PetroChina Co. Ltd. (Integrated Oil & Gas)	2,327,000	2,025,183

Tencent Holdings Ltd. (Internet Software & Services)	223,400	1,996,008

ZTE Corp. (Communications Equipment)	522,808	1,755,912

Hong Kong 33.17%		33,898,219

Bank of East Asia Ltd. (Diversified Banks)	445,500	1,057,422

BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	907,000	1,283,346

Cheung Kong (Holdings) Ltd. (Electric Utilities)	288,000	2,996,660

Cheung Kong Infrastructure Holdings Ltd. (Real Estate Development)	329,000	1,269,126

China Mobile Ltd. (Wireless Telecommunication Services)	696,000	6,036,911

China Overseas Land & Investment Ltd. (Real Estate Development)	1,163,360	2,017,353

China Resources Land Ltd. (Real Estate Development)	550,000	983,655

China Resources Power Holdings Co. Ltd. (Independent Power Producers &
Energy Traders)	100,000	224,086

Citic Pacific Ltd. (Industrial Conglomerates)	372,000	542,190

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Hong Kong (continued)

CLP Holdings Ltd. (Electric Utilities)	242,000	$1,634,648

CNOOC Ltd. (Oil & Gas Exploration & Production)	2,697,000	3,007,248

Guangdong Investment Ltd. (Water Utilities)	2,080,000	854,158

Hang Seng Bank Ltd. (Diversified Banks)	105,900	1,174,443

Hong Kong Exchange & Clearing Ltd. (Specialized Finance)	48,000	552,576

Hopewell Holdings Ltd. (Real Estate Management & Development)	660,000	1,694,785

Hutchison Whampoa Ltd. (Industrial Conglomerates)	288,000	1,688,934

Melco International Development Ltd. (Industrial Conglomerates)	1,909,000	936,512

MTR Corp. Ltd. (Railroads)	208,000	527,023

New World Development Co. Ltd. (Real Estate Management & Development)	573,000	750,908

Sino Land Co. Ltd. (Real Estate Development)	490,000	624,107

Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	191,000	1,972,064

The Link REIT (Retail REIT’s)	768,000	1,494,934

United Laboratories Ltd. (Pharmaceuticals)	1,450,000	575,130

Taiwan 29.70%		30,346,221

Acer, Inc. (Computer Hardware)	630,000	1,204,098

Asia Cement Corp. (Construction Materials)	1,378,000	1,418,855

AU Optronics Corp. (Electronic Components)	2,320,000	2,468,213

Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	1,207,134	2,299,354

Far Eastern Textile Co. Ltd. (Industrial Conglomerates)	1,355,000	1,264,160

First Financial Holding Co. Ltd. (Diversified Banks)	3,700,000	1,954,331

Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	3,780,000	2,929,950

HON HAI Precision Industry Co. Ltd. (Electronic Manufacturing Services)	816,000	2,355,822

HTC Corp. (Computer Hardware)	129,000	1,746,872

MediaTek, Inc. (Semiconductors)	124,000	1,289,609

Quanta Computer, Inc. (Computer Hardware)	1,100,000	1,637,746

Simplo Technology Co. Ltd. (Computer Storage & Peripherals)	205,000	780,219

Soft-World International Corp. (Home Entertainment Software)	150,000	594,125

Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	753,000	1,728,051

Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	3,618,000	6,122,527

Uni-President Enterprises Corp. (Packaged Foods & Meats)	550,000	552,289

Total investments (Cost $83,797,844)† 96.46%		$98,572,927

Other assets and liabilities, net 3.54%		$3,612,606

Total net assets 100.00%		$102,185,533

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

REIT Real Estate Investment Trust

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $84,656,102. Net unrealized appreciation aggregated $13,916,825, of which $19,960,365 related to appreciated investment securities and $6,043,540 related to depreciated investment securities.

See notes to financial statements

12	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $83,797,844)	$98,572,927
Cash	475,353
Foreign currency, at value (Cost $2,490,385)	2,493,100
Receivable for investments sold	1,325,342
Receivable for fund shares sold	240,808
Dividends receivable	127,933
Receivable from affiliates	9,563
Other receivables and prepaid assets	12,540
Total assets	103,257,566

Liabilities

Payable for investments purchased	515,170
Payable for fund shares repurchased	257,128
Distributions payable	1,356
Payable to affiliates
Accounting and legal services fees	6,328
Transfer agent fees	42,255
Distribution and service fees	38,453
Management fees	76,060
Other liabilities and accrued expenses	135,283
Total liabilities	1,072,033

Net assets

Capital paid-in	$135,290,849
Accumulated net investment loss	(595,302)
Accumulated net realized loss on investments and foreign currency transactions	(47,287,885)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	14,777,871
Net assets	$102,185,533

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($69,467,868 ÷ 5,257,183 shares)	$13.21
Class B ($15,027,067 ÷ 1,158,313 shares)[1]	$12.97
Class C ($15,816,299 ÷ 1,219,846 shares)[1]	$12.97
Class I ($1,464,843 ÷ 111,723 shares)	$13.11
Class NAV ($409,456 ÷ 30,841 shares)	$13.28

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.91

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$794,933
Interest	217
Less foreign taxes withheld	(19,826)
Total investment income	775,324

Expenses

Investment management fees (Note 5)	455,962
Distribution and service fees (Note 5)	232,475
Transfer agent fees (Note 5)	239,326
Accounting and legal services fees (Note5)	6,657
Trustees’ fees (Note 5)	5,916
Printing and postage fees (Note 5)	13,340
Professional fees	28,170
Custodian fees	52,220
Registration and filing fees (Note 5)	31,903
Proxy fees	26,826
Miscellaneous	5,903

Total expenses	1,098,698
Less expense reductions (Note 5)	(9,615)

Net expenses	1,089,083

Net investment loss	(313,759)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(18,414,830)
Foreign currency transactions	(38,998)
(18,453,828)
Change in unrealized appreciation (depreciation) of
Investments	30,571,939
Translation of assets and liabilities in foreign currencies	21,129
30,593,068
Net realized and unrealized gain (loss)	12,139,240

Increase (decrease) in net assets from operations	$11,825,481

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

14	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	4-30-09[1]	10-31-08

Increase (decrease) in net assets

From operations
Net investment income (loss)	($313,759)	$53,618
Net realized loss	(18,453,828)	(28,437,272)
Change in net unrealized appreciation (depreciation)	30,593,068	(190,928,807)

Increase (decrease) in net assets resulting from operations	11,825,481	(219,312,461)

Distributions to shareholders
From net investment income
Class A	(155,634)	(553,824)
Class I	(2,458)	(34,305)
Class NAV	(2,804)	(8,304)
From net realized gain
Class A	—	(15,804,234)
Class B	—	(3,176,476)
Class C	—	(3,332,630)
Class I	—	(334,911)
Class NAV	—	(56,766)

Total distributions	(160,896)	(23,301,450)

From Fund share transactions (Note 6)	(10,119,090)	(61,454,437)

Total increase (decrease)	1,545,495	(304,068,348)

Net assets

Beginning of period	100,640,038	404,708,386

End of period	$102,185,533	$100,640,038

Accumulated net investment loss	($595,302)	($120,647)

1 Semiannual period from 11-1-08 throught 4-30-09. Unaudited.

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05[2]

Per share operating performance

Net asset value, beginning of period	$11.61	$32.54	$15.78	$10.24	$10.00
Net investment income (loss)[3]	(0.03)	0.04	0.07	0.16	0.03
Net realized and unrealized gain (loss)
on investments	1.66	(19.08)	17.14	5.43	0.21
Total from investment operations	1.63	(19.04)	17.21	5.59	0.24
Less distributions
From net investment income	(0.03)	(0.06)	(0.08)	(0.01)	—
From net realized gain	—	(1.83)	(0.37)	(0.04)	—
Total distributions	(0.03)	(1.89)	(0.45)	(0.05)	—
Net asset value, end of period	$13.21	$11.61	$32.54	$15.78	$10.24
Total return (%)[4]	14.05[6]	(61.75)[5]	111.87	54.74[5]	2.40[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$69	$69	$283	$79	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16[7]	1.77	1.68	1.92	4.44[7]
Expenses net of all fee waivers	2.16[7]	1.77	1.68	1.89	1.93[7]
Expenses net of all fee waivers and credits	2.16[7]	1.77	1.68	1.89	1.93[7]
Net investment income	(0.46)[7]	0.21	0.34	1.14	0.68[7]
Portfolio turnover (%)	43	98	85	57	28

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the period from 6-9-05 (commencement of class operations) to 10-31-05.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

16	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05[2]

Per share operating performance

Net asset value, beginning of period	$11.41	$32.16	$15.63	$10.21	$10.00
Net investment income (loss)[3]	(0.07)	(0.09)	(0.07)	0.09	0.02
Net realized and unrealized gain (loss)
on investments	1.63	(18.83)	16.98	5.37	0.19
Total from investment operations	1.56	(18.92)	16.91	5.46	0.21
Less distributions
From net investment income	—	—	(0.01)	—	—
From net realized gain	—	(1.83)	(0.37)	(0.04)	—
Total distributions	—	(1.83)	(0.38)	(0.04)	—
Net asset value, end of period	$12.97	$11.41	$32.16	$15.63	$10.21
Total return (%)[4]	13.67[6]	(62.02)[5]	110.50	53.59[5]	2.10[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$15	$15	$55	$16	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.94[7]	2.49	2.38	2.62	5.14[7]
Expenses net of all fee waivers	2.94[7]	2.49	2.38	2.59	2.63[7]
Expenses net of all fee waivers and credits	2.94[7]	2.49	2.38	2.59	2.63[7]
Net investment income (loss)	(1.25)[7]	(0.43)	(0.32)	0.63	0.43[7]
Portfolio turnover (%)	43	98	85	57	28

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the period from 6-9-05 (commencement of class operations) to 10-31-05.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

CLASS C SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05[2]

Per share operating performance

Net asset value, beginning of period	$11.40	$32.16	$15.63	$10.21	$10.00
Net investment income (loss)[3]	(0.07)	(0.09)	(0.05)	0.08	0.03
Net realized and unrealized gain (loss)
on investments	1.64	(18.84)	16.96	5.38	0.18
Total from investment operations	1.57	(18.93)	16.91	5.46	0.21
Less distributions
From net investment income	—	—	(0.01)	—	—
From net realized gain	—	(1.83)	(0.37)	(0.04)	—
Total distributions	—	(1.83)	(0.38)	(0.04)	—
Net asset value, end of period	$12.97	$11.40	$32.16	$15.63	$10.21
Total return (%)[4]	13.77[6]	(62.06)[5]	110.51	53.59[5]	2.10[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$16	$59	$13	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.94[7]	2.49	2.38	2.62	5.13[7]
Expenses net of all fee waivers	2.94[7]	2.49	2.38	2.59	2.62[7]
Expenses net of all fee waivers and credits	2.94[7]	2.49	2.38	2.59	2.62[7]
Net investment income (loss)	(1.25)[7]	(0.43)	(0.25)	0.55	0.61[7]
Portfolio turnover (%)	43	98	85	57	28

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the period from 6-9-05 (commencement of class operations) to 10-31-05.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05[2]

Per share operating performance

Net asset value, beginning of period	$11.57	$32.69	$15.82	$10.26	$10.00
Net investment income (loss)[3]	0.01	0.04	0.09	0.24	0.03
Net realized and unrealized gain (loss)
on investments	1.57	(19.14)	17.28	5.42	0.23
Total from investment operations	1.58	(19.10)	17.37	5.66	0.26
Less distributions
From net investment income	(0.04)	(0.19)	(0.13)	(0.06)	—
From net realized gain	—	(1.83)	(0.37)	(0.04)	—
Total distributions	(0.04)	(2.02)	(0.50)	(0.10)	—
Net asset value, end of period	$13.11	$11.57	$32.69	$15.82	$10.26
Total return (%)[4]	13.68[6]	(61.89)[5]	112.93	55.43[5]	2.60[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$6	$4	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.96[8]	1.64	1.22	1.49	3.96[8]
Expenses net of all fee waivers	1.64[8]	1.64	1.22	1.46	1.45[8]
Expenses net of all fee waivers and credits	1.64[8]	1.64	1.22	1.46	1.45[8]
Net investment income	0.26[8]	0.19	0.44	1.70	0.76[8]
Portfolio turnover (%)	43	98	85	57	28

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the period from 6-9-05 (commencement of class operations) to 10-31-05.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

CLASS NAV SHARES Period ended	4-30-09[1]	10-31-08	10-31-07[2]

Per share operating performance

Net asset value, beginning of period	$11.66	$32.72	$18.15
Net investment income[3]	0.02	0.24	0.35
Net realized and unrealized gain (loss) on investments	1.68	(19.20)	14.22
Total from investment operations	1.70	(18.96)	14.57
Less distributions
From net investment income	(0.08)	(0.27)	—
From net realized gain	—	(1.83)	—
Total distributions	(0.08)	(2.10)	—
Net asset value, end of period	$13.28	$11.66	$32.72
Total return (%)[4]	14.66	(61.51)[5]	80.28[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[8]	1.17	1.12[8]
Expenses net of all fee waivers	1.29[8]	1.17	1.12[8]
Expenses net of all fee waivers and credits	1.29[8]	1.17	1.12[8]
Net investment income	0.39[8]	1.16	1.56[8]
Portfolio turnover (%)	43	98	85

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the period from 12-28-06 (commencement of class operations) to 10-31-07.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

18	Greater China Opportunities Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Greater China Opportunities Fund (the Fund) is a non-diversified series of John Hancock Investment Trust III (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class NAV shares are sold to affiliated funds of funds, within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur

Semiannual report | Greater China Opportunities Fund	19

between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	—
Level 2 — Other Significant Observable Inputs	$98,572,927	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$98,572,927	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

20	Greater China Opportunities Fund | Semiannual report

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Greater China Opportunities Fund	21

For federal income tax purposes, the Fund has $28,182,237 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2016 — $28,182,237.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $23,215,416 and long-term capital gain $86,034. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risk and uncertainties

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Risks of investing in the Greater China region

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. Consequently, the Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

22	Greater China Opportunities Fund | Semiannual report

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, at an annual rate of 1.00% of the Fund’s average monthly net asset value. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.), Limited, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 1.00% of the Fund’s average daily net assets.

The Adviser has voluntarily limited the class specific expenses for Class I to 1.64% of the Class’s average daily assets. Accordingly, the expense reductions related to this class specific limitation amounted to $9,563. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expense are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of less than 0.01% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $41,679 with regard to sales of Class A shares. Of this amount, $6,597 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $32,713 was paid as sales commissions to unrelated broker-dealers and $2,369 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time

Semiannual report | Greater China Opportunities Fund	23

of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $28,422 for Class B shares and $1,896 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04% for Classes A, B, C and I, respectively, based on each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Servicesis reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $52 for transfer agent credits earned.

Class level expenses including the allocation of transfer fees for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer	Registration and	Printing and
Share class	service fees	agent fees	filing fees	postage fees

Class A	$93,173	$164,046	$9,530	$6,948
Class B	68,250	36,300	7,080	1,940
Class C	71,052	37,537	7,467	2,375
Class I	—	1,443	7,826	2,077

Total	$232,475	$239,326	$31,903	$13,340

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

24	Greater China Opportunities Fund | Semiannual report

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended April 30, 2009, and the year ended October 31, 2008, along with the corresponding dollar value.

	Period ended 4-30-09[1]		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	566,317	$6,653,160	2,270,193	$53,103,944
Distributions reinvested	11,761	137,337	548,103	14,415,101
Repurchased	(1,233,494)	(13,892,206)	(5,611,547)	(114,452,835)
Net decrease	(655,416)	($7,101,709)	(2,793,251)	($46,933,790)

Class B shares

Sold	77,087	$901,375	473,221	$11,045,371
Distributions reinvested	—	—	111,422	2,900,325
Repurchased	(239,661)	(2,633,319)	(983,856)	(19,721,327)
Net decrease	(162,574)	($1,731,944)	(399,213)	($5,775,631)

Class C shares

Sold	72,148	$833,838	518,417	$11,958,655
Distributions reinvested	—	—	115,871	3,014,974
Repurchased	(226,273)	(2,503,641)	(1,092,324)	(21,845,082)
Net decrease	(154,125)	($1,669,803)	(458,036)	($6,871,453)

Class I shares

Sold	62,371	$719,436	37,261	$870,283
Distributions reinvested	171	1,990	11,153	293,431
Repurchased	(22,348)	(253,331)	(164,737)	(3,247,021)
Net increase (decrease)	40,194	$468,095	(116,323)	($2,083,307)

Class NAV shares

Sold	3,285	$37,805	23,401	$490,149
Distributions reinvested	238	2,804	2,478	65,070
Repurchased	(11,199)	(124,338)	(18,352)	(345,475)
Net increase (decrease)	(7,676)	($83,729)	7,527	$209,744

Net decrease	(939,597)	($10,119,090)	(3,759,296)	($61,454,437)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $39,628,898 and $51,058,481, respectively.

Semiannual report | Greater China Opportunities Fund	25

Board Consideration of and
Continuation of Investment
Advisory Agreement and Sub-
Advisory Agreement: John Hancock
Greater China Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.A.), Limited (the Subadviser) for the John Hancock Greater China Opportunities Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the

26	Greater China Opportunities Fund | Semiannual report

date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1-year period under review was lower than the performance of the Peer Group and its benchmark index, the Morgan Stanley Capital International China Index. The Board also noted that the Fund’s performance was generally in line with the performance of the Category median.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians. The Board noted also that the Fund’s Net Expense Ratio was lower than the median of its Peer Group and not appreciably higher than the median of its Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services.

Semiannual report | Greater China Opportunities Fund	27

The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. The Board observed that the Advisory Agreement did not offer breakpoints and considered the Fund’s current asset level. The Board concluded that the fee structure was acceptable at this time and determined that it would continue to assess the reasonableness of the Fund’s fee structure as the Fund’s assets increase over time.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9,

28	Greater China Opportunities Fund | Semiannual report

2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

Semiannual report | Greater China Opportunities Fund	29

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust III and its series, John Hancock Greater China Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock
Investment Trust III.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts
(all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	3,943,418.7140	49.479%	94.611%
Withhold	224,614.2070	2.818%	5.389%

TOTAL	4,168,032.9210	52.297%	100.000%

John G. Vrysen
Affirmative	3,945,159.4070	49.501%	94.653%
Withhold	222,873.5140	2.796%	5.347%

TOTAL	4,168,032.9210	52.297%	100.000%

James F. Carlin
Affirmative	3,946,575.4470	49.518%	94.687%
Withhold	221,457.4740	2.779%	5.313%

TOTAL	4,168,032.9210	52.297%	100.000%

William H. Cunningham
Affirmative	3,943,043.4550	49.474%	94.602%
Withhold	224,989.4660	2.823%	5.398%

TOTAL	4,168,032.9210	52.297%	100.000%

Deborah Jackson
Affirmative	3,941,714.4760	49.457%	94.570%
Withhold	226,318.4450	2.840%	5.430%

TOTAL	4,168,032.9210	52.297%	100.000%

Charles L. Ladner
Affirmative	3,927,828.8630	49.283%	94.237%
Withhold	240,204.0580	3.014%	5.763%

TOTAL	4,168,032.9210	52.297%	100.000%

Stanley Martin
Affirmative	3,943,746.7190	49.483%	94.619%
Withhold	224,286.2020	2.814%	5.381%

TOTAL	4,168,032.9210	52.297%	100.000%

Patti McGill Peterson
Affirmative	3,943,469.4090	49.479%	94.612%
Withhold	224,563.5120	2.818%	5.388%

TOTAL	4,168,032.9210	52.297%	100.000%

30	Greater China Opportunities Fund | Semiannual report

John A. Moore
Affirmative	3,925,929.7100	49.259%	94.191%
Withhold	242,103.2110	3.038%	5.809%

TOTAL	4,168,032.9210	52.297%	100.000%

Steven R. Pruchansky
Affirmative	3,946,207.2980	49.514%	94.678%
Withhold	221,825.6230	2.783%	5.322%

TOTAL	4,168,032.9210	52.297%	100.000%

Gregory A. Russo
Affirmative	3,946,638.5840	49.519%	94.688%
Withhold	221,394.3370	2.778%	5.312%

TOTAL	4,168,032.9210	52.297%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust III and its series, John Hancock Greater China Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock
Investment Trust III and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 DID NOT PASS ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock
Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,683,839.9149	33.674%	53.279%
Against	230,716.4347	2.895%	4.580%
Abstain	149,028.8604	1.870%	2.958%
Broker Non-Votes	1,973,797.0000	24.766%	39.183%

TOTAL	5,037,382.2100	63.205%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F DID NOT PASS ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

3A. Revise: Concentration

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,683,057.1491	33.664%	53.263%
Against	230,873.2673	2.897%	4.583%
Abstain	149,654.7936	1.878%	2.971%
Broker Non-Votes	1,973,797.0000	24.766%	39.183%

TOTAL	5,037,382.2100	63.205%	100.000%

Semiannual report | Greater China Opportunities Fund	31

3C. Revise: Underwriting

Affirmative	2,694,959.0750	33.814%	53.500%
Against	219,201.4054	2.750%	4.351%
Abstain	149,423.7296	1.875%	2.966%
Broker Non-Votes	1,973,798.0000	24.766%	39.183%

TOTAL	5,037,382.2100	63.205%	100.000%

3D. Revise: Real Estate

Affirmative	2,700,694.0589	33.885%	53.613%
Against	205,425.8011	2.578%	4.078%
Abstain	157,463.3500	1.976%	3.126%
Broker Non-Votes	1,973,799.0000	24.766%	39.183%

TOTAL	5,037,382.2100	63.205%	100.000%

3E. Revise: Loans

Affirmative	2,611,173.9050	32.763%	51.836%
Against	298,417.6094	3.744%	5.924%
Abstain	153,993.6946	1.932%	3.057%
Broker Non-Votes	1,973,797.0010	24.766%	39.183%

TOTAL	5,037,382.2100	63.205%	100.000%

3F. Revise: Senior Securities

Affirmative	2,712,510.8945	34.034%	53.847%
Against	220,175.7521	2.763%	4.371%
Abstain	130,896.5634	1.642%	2.599%
Broker Non-Votes	1,973,799.0000	24.766%	39.183%

TOTAL	5,037,382.2100	63.205%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 DID NOT PASS FOR ANY OF THE CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,800,772.4499	33.510%	53.189%
Against	176,508.5344	3.285%	5.213%
Abstain	134,802.3017	2.509%	3.982%
Broker Non-Votes	1,273,532.0000	23.699%	37.616%

TOTAL	3,385,615.2860	63.003%	100.000%

32	Greater China Opportunities Fund | Semiannual report

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	433,648.5088	35.370%	47.938%
Against	69,160.8305	5.641%	7.646%
Abstain	28,357.9637	2.313%	3.135%
Broker Non-Votes	373,421.0000	30.458%	41.281%

TOTAL	904,588.3030	73.782%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	316,140.1500	24.853%	48.218%
Against	29,254.3570	2.300%	4.462%
Abstain	9,129.5550	.718%	1.392%
Broker Non-Votes	301,124.0000	23.673%	45.928%

TOTAL	655,648.0620	51.544%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II,
International Classic Value, and Small Cap Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,605,146.0157	32.687%	51.716%
Against	289,540.7140	3.633%	5.748%
Abstain	168,898.4793	2.119%	3.353%
Broker Non-Votes	1,973,797.0010	24.766%	39.183%

TOTAL	5,037,382.2100	63.205%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust III

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,873,923.9060	23.512%	44.959%
Against	192,440.1810	2.415%	4.617%
Abstain	127,868.8340	1.604%	3.068%
Broker Non-Votes	1,973,800.0000	24.766%	47.356%

TOTAL	4,168,032.9210	52.297%	100.000%

Semiannual report | Greater China Opportunities Fund	33

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global (U.S.A.) Limited
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
*Member of the Audit Committee	Transfer agent
†Non-Independent Trustee	John Hancock Signature Services, Inc.

Officers	Legal counsel
Keith F. Hartstein	K&L Gates LLP
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

34	Greater China Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.	080SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 18, 2009